PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5: -	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net consist of the following:

	December 31,
	2023	2022

Cost:

Computers and software	7,536	6,586
Office furniture and equipment	1,457	1,152
Machinery and lab equipment	15,792	14,970
Leasehold improvements	18,152	17,500

	42,937	40,208

Accumulated depreciation	17,167	9,719

	$25,770	$30,489

b.	Depreciation expenses for the years ended December 31, 2023, 2022 and 2021, amounted to $7,195, $7,110 and $3,361, respectively.